UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                Investment Company Act file number  (811-09871)
                                                    -----------

                               CULLEN FUNDS TRUST
                               ------------------
               (Exact name of registrant as specified in charter)

                                645 FIFTH AVENUE
                                ----------------
                               NEW YORK, NY 10022
                               ------------------
              (Address of principal executive offices) (Zip code)

                                 BROOKS CULLEN
                                 -------------
                                645 FIFTH AVENUE
                                ----------------
                               NEW YORK, NY 10022
                               ------------------
                    (Name and address of agent for service)

                                  877-485-8586
                                  ------------
               Registrant's telephone number, including area code

Date of fiscal year end: JUNE 30, 2005
                         -------------

Date of reporting period:  MARCH 31, 2005
                           --------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                        CULLEN HIGH DIVIDEND EQUITY FUND
                            SCHEDULE OF INVESTMENTS
                        As of March 31, 2005 (Unaudited)

                                                     SHARES            VALUE
                                                     ------            -----
COMMON STOCKS  96.2%
AEROSPACE & DEFENSE  2.0%
Raytheon Co. (a)<F1>                                  13,120      $   507,744
                                                                  -----------
BEVERAGES  3.6%
Diageo PLC - ADR (b)<F2>                              15,900          904,710
                                                                  -----------
CAPITAL MARKETS  2.6%
Allied Capital Corp.                                  25,000          652,500
                                                                  -----------
CHEMICALS  5.5%
The Dow Chemical Co.                                  16,350          815,047
PPG Industries, Inc.                                   7,580          542,122
                                                                  -----------
                                                                    1,357,169
                                                                  -----------
COMMERCIAL BANKS  10.9%
Australia & New Zealand Banking Group
  Ltd. - ADR (b)<F2>                                   8,950          713,583
Bank of America Corp.                                 11,150          491,715
Barclays PLC - ADR (b)<F2>                            11,350          470,344
Compass Bancshares, Inc.                              10,680          484,872
Wachovia Corp.                                        10,800          549,828
                                                                  -----------
                                                                    2,710,342
                                                                  -----------
CONSTRUCTION MATERIALS  3.9%
Cemex S.A. de C.V. - ADR (a)<F1>(b)<F2>               27,130          983,462
                                                                  -----------
DIVERSIFIED FINANCIAL SERVICES  9.8%
Alliance Capital Management Holding LP                20,800          980,720
Citigroup, Inc.                                       10,850          487,599
J.P. Morgan Chase & Co.                               28,150          973,990
                                                                  -----------
                                                                    2,442,309
                                                                  -----------
DIVERSIFIED TELECOMMUNICATION SERVICES  5.3%
BellSouth Corp.                                       17,950          471,905
Verizon Communications, Inc.                          24,250          860,875
                                                                  -----------
                                                                    1,332,780
                                                                  -----------
ELECTRIC UTILITIES 3.5%
TECO Energy, Inc.                                     56,200          881,216
                                                                  -----------
FOOD PRODUCTS  7.5%
ConAgra Foods, Inc.                                   18,330          495,277
H.J. Heinz Co.                                        13,230          487,393
Sara Lee Corp.                                        40,550          898,588
                                                                  -----------
                                                                    1,881,258
                                                                  -----------
NATIONAL COMMERCIAL BANKS 2.7%
National Bank of Canada (b)<F2>                       15,500          670,745
                                                                  -----------
OIL & GAS  15.1%
ChevronTexaco Corp. (a)<F1>                           14,750          860,072
ConocoPhillips (a)<F1>                                 5,750          620,080
Kerr-McGee Corp.                                      11,100          869,463
PetroChina Co Ltd. - ADR (b)<F2>                       4,300          271,846
Petroleo Brasileiro SA - ADR (a)<F1>(b)<F2>(d)<F4>    13,120          579,642
Total SA - ADR (a)<F1>(b)<F2>                          4,750          556,843
                                                                  -----------
                                                                    3,757,946
                                                                  -----------
PAPER & FOREST PRODUCTS 3.5%
Weyerhaeuser Co. (a)<F1>                              12,750          873,375
                                                                  -----------
PHARMACEUTICALS  3.7%
Bristol-Myers Squibb Co.                              36,150          920,379
                                                                  -----------
REAL ESTATE  9.0%
BRE Properties (a)<F1>                                12,400          437,720
Equity Residential                                     3,250          104,683
Health Care Property Investors, Inc.                  35,800          840,226
Healthcare Realty Trust, Inc.                         23,600          859,984
                                                                  -----------
                                                                    2,242,613
                                                                  -----------
SANITARY PAPER PRODUCTS  1.6%
Kimberly-Clark de Mexico SA de CV - ADR (b)<F2>       26,850          402,095
                                                                  -----------
TELEPHONE COMMUNICATIONS 2.5%
Telecom Corp of New Zealand Ltd - ADR (b)<F2>         17,600          610,192
                                                                  -----------
TOBACCO  3.5%
Altria Group, Inc.                                    13,150          859,878
                                                                  -----------
Total Common Stock
  (cost $23,654,852)                                               23,990,713
                                                                  -----------
PREFERRED STOCK  1.7%
Ford Motor Co. Capital Trust II (c)<F3>                9,430          427,556
  (cost $497,146)

                                            PRINCIPAL AMOUNT            VALUE
                                            ----------------            -----
SHORT-TERM INVESTMENTS   13.0%
U.S. Treasuries  11.5%
U.S. Treasury Bill, 2.0516%, due 04-07-2005         $509,000         $508,796
U.S. Treasury Bill, 2.0708%, due 04-21-2005        1,621,000        1,618,714
U.S. Treasury Bill, 2.0400%, due 04-28-2005          740,000          738,632
                                                                  -----------
                                                                    2,866,142
                                                                  -----------
VARIABLE RATE DEMAND NOTES*<F5>  1.5%
American Family Demand Note, 2.4663%                 223,911          223,911
Wisconsin Corporate Central Credit Union, 2.5200%    143,831          143,831
                                                                      367,742
Total Short-Term Investments
  (cost $3,233,884)                                                 3,233,884
TOTAL INVESTMENTS  110.9%
  (cost $27,385,882)                                               27,652,153
Liabilities in Excess of Other assets (10.9%)                     (2,709,411)
                                                                  -----------
TOTAL NET ASSETS  100.0%                                          $24,942,742
                                                                  -----------
                                                                  -----------
(a)<F1>   Security is subject to written call option.

(b)<F2>   Foreign Security

(c)<F3>   Preferred Security

(d)<F4>   Non-Income Producing

ADR American Depository Receipts

*<F5> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates shown are as of March 31, 2005.

                       CULLEN HIGH DIVIDEND EQUITY FUND
       Schedule of Call Options Written as of March 31, 2005 (Unaudited)

CONTRACTS  UNDERLYING SECURITY/EXPIRATION DATE/EXERCISE PRICE     MARKET VALUE
---------  --------------------------------------------------     ------------

   100  BRE Properties
           Expiration April 2005, Exercise Price $40.00              $(1,250)
    30  ConocoPhillips
           Expiration May 2005, Exercise Price $95.00                (40,500)
    20  ChevronTexaco Corp.
           Expiration June 2005, Exercise Price $55.00                (9,200)
    60  Cemex S.A. de C.V. - ADR
           Expiration April 2005, Exercise Price $35.00               (9,000)
    65  Petroleo Brasileiro SA - ADR
           Expiration April 2005, Exercise Price $40.00              (27,300)
    70  Raytheon Co.
           Expiration May 2005, Exercise Price $37.50                (14,000)
    35  Total SA - ADR
           Expiration May 2005, Exercise Price $110.00               (30,975)
    76  Weyerhaeuser Co.
           Expiration April 2005, Exercise Price $70.00               (5,700)
                                                                   ----------
         Total Call Options Written
          (proceeds $60,819)                                       $(137,925)
                                                                   ----------
                                                                   ----------

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


     (Registrant)  Cullen Funds Trust
                   ------------------

     By (Signature and Title) /s/ James P. Cullen
                              -------------------
                              James P. Cullen, President

     Date  May 10, 2005
           ------------



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)* /s/ James P. Cullen
                               -------------------
                               James P. Cullen, President

     Date  May 10, 2005
           ------------

     By (Signature and Title)* /s/ Brenda S. Pons
                               ------------------
                               Brenda S. Pons, Treasurer

     Date  May 3, 2005
           -----------